Condensed Financial Information of the Parent Company (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company’s Balance Sheets

The following is the unaudited parent company’s balance sheets:

	As of December 31,
	2022	2021
ASSETS
Current Assets
Cash	$64,143	$-
Total current assets	64,143	-

Investment in subsidiaries	12,129,653	8,427,185
Deferred offering costs	1,128,453	-
TOTAL ASSETS	$13,322,249	$8,427,185

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Current liabilities
Other payable	10,064	-
Due to related party	$1,200,000	$-
LIABILITIES	1,210,064	-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as at December 31, 2022 and 2021	2,125	2,125
Additional paid-up capital	488,198	488,198
Retained earnings	11,621,862	7,936,862
TOTAL SHAREHOLDERS’ EQUITY	12,112,185	8,427,185

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$13,322,249	$8,427,185

Schedule of Condensed Parent Company’s Statements of Income and Comprehensive Income

The following is the unaudited condensed parent company’s statements of income and comprehensive income:

	2022	2021
EQUITY INCOME OF SUBSIDIARIES	$3,702,468	$3,568,968

GENERAL AND ADMINISTRATION EXPENSE	(17,468)	-

NET INCOME	$3,685,000	$3,568,968

TOTAL COMPREHENSIVE INCOME	$3,685,000	$3,568,968

Schedule of Condensed Parent Company’s Statement of Cash Flows

The following is the unaudited condensed parent company’s statements of cash flows:

	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,685,000	$3,568,968
Adjustments to reconcile net income to cash provided by operating activities:
Equity income of subsidiaries	(3,702,468)	(3,568,968)
Changes in operating assets and liabilities:

Other payable	10,064	-
Repayment to related parties	1,200,000	-
Net cash provided by operating activities	1,192,596	-
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(1,128,453)	-
Net cash used in financing activities	(1,128,453)	-

Increase in CASH	64,143	-

CASH at the beginning of the year	-	-

CASH at the end of the year	$64,143	$-